THE TORRAY FUND
THE TORRAY FUND
Investment Objectives
The Torray Fund’s (the “Fund”) investment objectives are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long- and short-term gains.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	THE TORRAY FUND TORRAY FUND USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	THE TORRAY FUND TORRAY FUND
Management Fees	1.00%
Other Expenses	0.15%	[1]
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.18%	[1],[2]
Less: Fee Waiver and Expense Reimbursement	(0.08%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.10%	[3]
[1]	These expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses ("AFFE").
[3]	Torray LLC (the "Manager") has contractually agreed prospectively pursuant to an Operating Expense Limitation Agreement (the "Agreement") to waive its management fee and reimburse the Fund for its current Operating Expenses so as to limit the Fund's current Operating Expenses to an annual rate, expressed as a percentage of the Fund's average annual net assets, to 1.00% (the "Expense Cap"). For purposes of the Agreement, the term "Operating Expenses" includes the Manager's management fee and all other expenses necessary or appropriate for the operation of the Fund, excluding any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, AFFE, trustee fees and expenses, auditor fees and expenses, legal fees and expenses, insurance costs, registration and filing fees, printing, postage and mailing expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation. The Agreement will remain in effect until April 30, 2018. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
THE TORRAY FUND | TORRAY FUND | USD ($)	112	367	641	1,425

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.46% of the average value of its portfolio.

Principal Investment Approach
The Fund invests in the common stocks of high-quality businesses that are fairly priced and run by sound management.  These companies must have solid finances and a long-term record of rising sales, earnings and free cash flow.  Investments are held as long as the issuers’ fundamentals remain intact.  The Fund invests principally in the common stocks of large capitalization companies.  Large capitalization companies are those with market capitalizations of $8 billion or more.

Ordinarily, 90% or more of the Fund’s assets will be invested in common stocks to the extent the Fund can identify common stocks which satisfy its selection criteria, with the balance held in U.S. Treasury securities or other cash equivalents.  Although the number of holdings may vary, the Fund usually holds between 25 and 40 stocks, with positions in individual issuers generally ranging between 2% and 4% of the Fund’s assets.   Generally, positions in individual issuers will not exceed 5% of Fund assets.  The Fund will not invest in excess of 25% of its assets in any one industry and generally does not invest greater than 25% of its assets in any specific group of industries.

Principal Risks of Investing in the Fund
  General Risk. All investments are subject to risks, and an investment in the Fund is no exception.  Accordingly, you may lose money by investing in the Fund and investors face the risk that the Manager’s business analyses prove faulty.

  Market Risk.  The value of the Fund’s investments will fluctuate as markets fluctuate and could decline over short- or long-term periods.

No Guarantee.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
Below is a bar chart and performance table that provides some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund’s annual total returns have varied from year to year. The performance table provides the Fund’s average annual total returns both on a before-tax and an after-tax basis, and compares the Fund’s performance against the performance of an unmanaged market index. It is important to remember that the Fund’s past performance (both before and after taxes) does not indicate how the Fund will perform in the future.  Updated performance information may be obtained on the Fund’s website (http://funds.torray.com/torrayfund.html#price).

Annual Total Returns (%) as of 12/31

During the period covered by this bar chart, the Fund’s highest return for a calendar quarter was 15.78% in the third quarter of 2009, and the lowest return for a calendar quarter was (23.30)% in the fourth quarter of 2008.

Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Returns - THE TORRAY FUND	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TORRAY FUND	Return Before Taxes	14.29%	12.71%	5.18%	10.08%	Dec. 31, 1990
After Taxes on Distributions | TORRAY FUND	Return After Taxes on Distributions	11.96%	11.87%	4.48%	9.23%
After Taxes on Distributions and Sale of Fund Shares | TORRAY FUND	Return After Taxes on Distributions and Sale of Fund Shares	9.89%	10.12%	4.11%	8.69%
S&P 500 Stock Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Stock Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%	9.90%	Dec. 31, 1990

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.